Average Annual Total Returns{- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-15 - Fidelity Advisor® Emerging Asia Fund	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	F1433 Past 1 year	F1433 Past 5 years	F1433 Past 10 years
Total	62.40%	22.49%	10.97%	58.85%	21.34%	10.15%	37.58%	18.13%	8.86%	65.83%	22.71%	10.91%	70.02%	23.03%	10.81%	72.76%	24.31%	11.96%	73.02%		40.57%	[1]	Oct. 02, 2018	25.02%	13.59%	6.51%

[1]	(a)Since inception October 2, 2018.